Fulfillment expense (Tables)	12 Months Ended
Dec. 31, 2020
Fulfillment expense
Schedule of fulfillment expense

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Fulfillment staff costs	16,970	20,872	17,558
Fulfillment centers expense	3,573	4,920	3,623
Freight and shipping expense	29,923	51,600	48,132
Fulfillment expense	50,466	77,392	69,313